Note 7 - Income Taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Valuation allowance at beginning of period	$ 18,823	$ 13,867
Income tax benefit	6,873	4,956
Release of valuation allowance	0	0
Valuation allowance at end of period	$ 25,696	$ 18,823